Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Composition of Income (Loss) Before Income Tax Expense (Benefit)
Following is the composition of income (loss) before income tax expense (benefit):

	2018	2017	2016
Federal	$12.2	$(133.2)	$(12.5)
Foreign	101.9	(99.4)	(9.9)
Income (loss) before income taxes	$114.1	$(232.6)	$(22.4)

Composition of Income Tax Expense (Benefit)

Provision for Taxes on Income	Three Months Ended March 31,
	2019	2018
Provision for Taxes on Income	$13.3	$4.8
Effective Tax Rate	29.7%	6.2%

Following is the composition of income tax expense (benefit):

	2018	2017	2016
Current:
Federal	$45.1	$—	$—
Foreign	45.5	91.6	31.1
State	(2.3)	(0.1)	0.3
Total current tax expense	88.3	91.5	31.4
Deferred:
Federal	(56.8)	42.6	18.4
Foreign	(5.6)	(16.6)	(26.8)
State	1.7	(6.3)	2.5
2017 Tax Act	—	(33.1)	—
Total deferred tax benefit	(60.7)	(13.4)	(5.9)
Income taxes	$27.6	$78.1	$25.5

Significant Components of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities as of December 31 are as follows:

	2018	2017
Deferred tax assets:
Compensation and benefits	$32.2	$34.8
Accruals and reserves	47.8	12.0
Tax credit carryovers	1.9	19.2
Tax loss carryovers	21.7	144.9
Other	23.5	26.6
Total gross deferred tax assets	127.1	237.5
Valuation allowances	(21.4)	(127.7)
Total deferred tax assets	105.7	109.8
Deferred tax liabilities:
Intangibles	(130.8)	(165.2)
Property and equipment	(50.8)	(43.1)
Other	(2.7)	(7.4)
Total deferred tax liabilities	(184.3)	(215.7)
Deferred tax liabilities - net	$(78.6)	$(105.9)

Movements in the Valuation Allowance
The movements in the valuation allowance are as follows:

	2018	2017
January 1	$(127.7)	$(39.1)
Adjustment related to Separation	110.4	—
January 1	(17.3)	(39.1)
Increase	(5.8)	(97.4)
Release	1.7	8.8
December 31	$(21.4)	$(127.7)

Cash Payments of Income Taxes	Cash payments of income taxes were as follows:

	2018	2017	2016
Cash payments of income taxes	$26.9	$35.7	$53.6

Reconciliation of Income Tax Expense (Benefit)
The following is a reconciliation of the income tax expense (benefit) applying the U.S. federal statutory rate to income before income taxes to reported income tax expense:

	2018	2017	2016
Income tax at the U.S. federal statutory tax rate	$24.0	$(81.4)	$(7.8)
Add (deduct):
International operations and change in foreign tax rates	11.5	55.6	8.4
State taxes	4.4	5.4	2.8
Income tax credits	(17.3)	(1.8)	(1.7)
Foreign inclusion items	9.0	4.2	2.4
IPO and separation costs	2.3	—	—
Other permanent adjustments	0.9	1.6	0.2
Change in uncertain tax positions	(1.7)	6.2	5.2
Change in valuation allowance	(1.7)	122.2	18.1
2017 Tax Act	—	(33.1)	—
Other	(3.8)	(0.8)	(2.1)
Income taxes	$27.6	$78.1	$25.5

Reconciliation of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2018	2017	2016
Beginning balance at January 1	$29.6	$25.7	$25.5
Adjustments related to Separation	(17.6)	—	—
Beginning balance at January 1	12.0	25.7	25.5
Additions based on tax positions related to the current year	2.2	7.9	7.4
Additions for tax positions of prior years	4.0	—	—
Settlements	(3.0)	(4.0)	(7.1)
Changes related to the impact of foreign currency translation	(0.5)	—	(0.1)
Ending balance at December 31	$14.7	$29.6	$25.7

Income Tax Expense (Benefit) Related to Interest and Penalties

	2018	2017	2016
Income tax expense (benefit)	$(2.5)	$2.5	$5.5